Related Parties - Schedule of Transactions and Outstanding Balances Related to Key Management Personnel (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Parties - Schedule of Transactions and Outstanding Balances Related to Key Management Personnel (Details) [Line Items]
Repayment (from)/loan to a shareholder, net	[1]	$ 211,102	$ (458,403)	$ 1,035,306
Payment made on behalf of the Company by a shareholder and amount due to a shareholder *	[2]	(6,144)	(59,559)
Rental expenses to a related party and rental payable to a director**	[3]		(31,311)	$ (25,769)
Related Parties [Member]
Related Parties - Schedule of Transactions and Outstanding Balances Related to Key Management Personnel (Details) [Line Items]
Repayment (from)/loan to a shareholder, net	[1]	(207,636)
Payment made on behalf of the Company by a shareholder and amount due to a shareholder *	[2]	(64,854)	(59,559)
Rental expenses to a related party and rental payable to a director**	[3]		$ (2,654)

[1]	It represented loan and advance from shareholder which net off with the repayment for operational purpose. On September 10, 2024, Hong Ye Group Private Limited entered into a loan agreement with the CEO, Fu Xiaowei. The loan amounted to S$450,000 which equal to $336,331 with 8% per annum interest-bearing was due on December 9, 2024 and extended to be repayable on demand. As of December 31, 2024, S$238,354 which equal to $178,146 repayment were made. Except the loan, others were advances.
[2]	The CEO paid the interest of convertible note on behalf of the Company on March 1, 2023 with an amount of $59,559.
[3]	Amount due to this related party represents the lease payable to the employee dormitory rented from a director.